Accounts Payable - Aging Analysis of Accounts Payable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Accounts payable	¥ 152,712	¥ 167,990
Within 180 days [member]
Disclosure of financial liabilities [line items]
Accounts payable	86,545	85,872
181 days to 1 year [member]
Disclosure of financial liabilities [line items]
Accounts payable	28,948	41,316
Over 1 year [member]
Disclosure of financial liabilities [line items]
Accounts payable	¥ 37,219	¥ 40,802